General (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 06, 2019	Dec. 31, 2019	Dec. 31, 2018
General (Textual)
Accumulated deficit		$ (67,260)	$ (56,096)
Common stock, description	The Company's shareholders approved a reverse share split of the Company's ordinary shares at a ratio of 1-for-50, such that each fifty (50) ordinary shares, par value NIS 0.03 per share, will be consolidated into one (1) ordinary share, par value NIS 1.50.
Ordinary share, description		The Company's ADSs, such that its ratio of ADSs to ordinary shares changed from one (1) ADS representing fifty (50) ordinary shares to a new ratio of one (1) ADS representing one (1) ordinary share. The first date when the Company's ADSs began trading on the Nasdaq Capital Market after implementation of the reverse split and concurrent ratio change was July 15, 2019.
Maximum [Member]
General (Textual)
Common shares issued	191,000
Common shares outstanding	191,000
Minimum [Member]
General (Textual)
Common shares issued	3,800
Common shares outstanding	3,800